UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Absolute Return 700 Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (35.6%)(a)
			Shares	Value

Basic materials (1.2%)

Albemarle Corp.			25,500	$1,564,170

International Flavors & Fragrances, Inc.			25,771	2,602,612

PPG Industries, Inc.			22,100	4,383,756

Sigma-Aldrich Corp.			37,717	3,787,541

				12,338,079
Capital goods (1.1%)

Boeing Co. (The)			15,200	1,831,296

General Dynamics Corp.			34,591	4,039,191

MRC Global, Inc.(NON)			19,200	515,136

Roper Industries, Inc.			12,863	1,853,171

Stericycle, Inc.(NON)			11,800	1,388,270

Waste Management, Inc.			55,800	2,504,862

				12,131,926
Communication services (0.8%)

SBA Communications Corp. Class A(NON)			12,528	1,339,619

Verizon Communications, Inc.			131,217	6,615,961

				7,955,580
Conglomerates (2.2%)

3M Co.			7,800	1,098,942

Danaher Corp.			59,792	4,417,432

General Electric Co.			63,935	1,607,965

Marubeni Corp. (Japan)			713,000	5,032,757

Mitsubishi Corp. (Japan)			266,000	5,610,615

Mitsui & Co., Ltd. (Japan)			341,400	5,484,135

				23,251,846
Consumer cyclicals (5.6%)

Aaron's, Inc.			16,500	435,270

Advance Auto Parts, Inc.			8,416	1,019,261

Automatic Data Processing, Inc.			59,800	4,862,338

AutoZone, Inc.(NON)			3,546	1,833,388

Bed Bath & Beyond, Inc.(NON)			20,900	1,322,761

Cintas Corp.			16,700	1,045,420

Dillards, Inc. Class A			5,167	616,010

Dollar Tree, Inc.(NON)			23,263	1,267,136

Equinix, Inc.			17,716	1,348,010

FactSet Research Systems, Inc.			14,000	1,681,820

Gartner, Inc.(NON)			25,900	1,772,078

Home Depot, Inc. (The)			72,723	5,879,655

Kimberly-Clark Corp.			47,947	4,980,255

Lowe's Cos., Inc.			28,700	1,373,294

Madison Square Garden Co. (The) Class A(NON)			10,400	617,136

MasterCard, Inc. Class A			79,570	5,900,116

MSC Industrial Direct Co., Inc. Class A			9,466	807,355

Omnicom Group, Inc.			24,572	1,719,794

PetSmart, Inc.			12,051	821,155

Priceline Group, Inc. (The)(NON)			3,972	4,935,011

Scotts Miracle-Gro Co. (The) Class A			13,700	728,840

Scripps Networks Interactive Class A			9,495	782,483

Target Corp.			55,028	3,279,119

Thomson Reuters Corp. (Canada)			37,500	1,417,874

TJX Cos., Inc. (The)			13,900	740,731

Verisk Analytics, Inc. Class A(NON)			21,057	1,264,262

VF Corp.			44,600	2,732,642

Viacom, Inc. Class B			49,805	4,117,379

				59,300,593
Consumer staples (4.6%)

Altria Group, Inc.			173,331	7,037,239

Dr. Pepper Snapple Group, Inc.			59,800	3,513,848

General Mills, Inc.			34,300	1,720,145

Hershey Co. (The)			35,596	3,137,787

ITOCHU Corp. (Japan)			483,000	6,180,802

Lorillard, Inc.			78,100	4,723,488

McDonald's Corp.			56,368	5,330,158

PepsiCo, Inc.			75,742	6,672,869

Procter & Gamble Co. (The)			9,368	724,334

Starbucks Corp.			60,716	4,716,419

Sumitomo Mitsui financial Group, Inc. (Japan)			398,200	5,212,994

				48,970,083
Energy (3.2%)

Chevron Corp.			64,962	8,395,689

ConocoPhillips			45,975	3,792,938

Dril-Quip, Inc.(NON)			4,700	473,619

EQT Corp.			9,312	873,652

Exxon Mobil Corp.			119,131	11,786,820

Occidental Petroleum Corp.			30,900	3,019,238

Phillips 66			25,709	2,085,257

Spectra Energy Corp.			33,666	1,377,613

Williams Companies, Inc. (The)			32,700	1,851,801

				33,656,627
Financials (5.6%)

ACE, Ltd.			32,100	3,213,210

Alleghany Corp.(NON)			3,711	1,535,796

Allied World Assurance Co. Holdings AG			47,460	1,709,035

Aon PLC			37,800	3,188,808

Arch Capital Group, Ltd.(NON)			27,496	1,469,661

Aspen Insurance Holdings, Ltd.			21,300	852,213

Axis Capital Holdings, Ltd.			26,700	1,152,105

BankUnited, Inc.			45,900	1,433,916

Berkshire Hathaway, Inc. Class B(NON)			41,434	5,197,067

Broadridge Financial Solutions, Inc.			41,100	1,659,207

Chubb Corp. (The)			50,611	4,388,480

Everest Re Group, Ltd.			10,386	1,619,281

JPMorgan Chase & Co.			70,035	4,038,918

M&T Bank Corp.			29,200	3,547,800

PartnerRe, Ltd.			12,707	1,326,103

ProAssurance Corp.			32,800	1,431,064

Public Storage(R)			28,639	4,914,738

RenaissanceRe Holdings, Ltd.			18,854	1,844,110

Signature Bank(NON)			18,100	2,070,459

Simon Property Group, Inc.(R)			22,100	3,716,999

Travelers Cos., Inc. (The)			57,700	5,167,612

Validus Holdings, Ltd.			44,465	1,624,306

W.R. Berkley Corp.			42,500	1,895,925

Wells Fargo & Co.			11,580	589,422

				59,586,235
Health care (4.1%)

AbbVie, Inc.			28,200	1,475,988

C.R. Bard, Inc.			9,473	1,413,656

Cardinal Health, Inc.			28,828	2,065,526

Eli Lilly & Co.			66,115	4,036,982

Henry Schein, Inc.(NON)			10,945	1,272,356

Johnson & Johnson			93,985	9,406,958

Laboratory Corp. of America Holdings(NON)			12,000	1,244,280

McKesson Corp.			16,379	3,142,475

Mednax, Inc.(NON)			18,400	1,088,912

Merck & Co., Inc.			137,127	7,780,586

Patterson Cos., Inc.			22,000	858,220

Perrigo Co. PLC			9,690	1,457,861

Pfizer, Inc.			250,990	7,203,413

Stryker Corp.			14,300	1,140,711

				43,587,924
Technology (4.6%)

Accenture PLC Class A			20,700	1,641,096

Amdocs, Ltd.			43,000	1,949,620

Apple, Inc.			126,805	12,118,754

DST Systems, Inc.			16,200	1,459,134

Google, Inc. Class A(NON)			12,809	7,423,456

Intuit, Inc.			42,659	3,496,758

L-3 Communications Holdings, Inc.			12,559	1,318,192

Maxim Integrated Products, Inc.			67,465	1,977,399

MICROS Systems, Inc.(NON)			28,400	1,920,692

Microsoft Corp.			202,723	8,749,525

Oracle Corp.			90,800	3,667,412

Synopsys, Inc.(NON)			43,800	1,654,326

VeriSign, Inc.(NON)			33,300	1,799,865

				49,176,229
Transportation (1.5%)

Alaska Air Group, Inc.			23,800	1,046,486

Copa Holdings SA Class A (Panama)			5,706	866,570

Southwest Airlines Co.			93,509	2,644,434

Union Pacific Corp.			62,400	6,134,544

United Parcel Service, Inc. Class B			49,499	4,805,858

				15,497,892
Utilities and power (1.1%)

CMS Energy Corp.			30,000	867,900

ITC Holdings Corp.			17,500	631,750

Kinder Morgan, Inc.			33,175	1,193,637

PG&E Corp.			49,800	2,224,566

PPL Corp.			71,300	2,352,187

Southern Co. (The)			97,600	4,225,104

				11,495,144

Total common stocks (cost $311,724,556)				$376,948,158

MORTGAGE-BACKED SECURITIES (17.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (9.3%)

Fannie Mae REMICS Ser. 78, Class KI, IO, 3 1/2s, 2027			$2,148,215	$290,234

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB, 16.557s, 2034			455,931	589,231
IFB Ser. 3861, Class PS, IO, 6.448s, 2037			1,159,570	163,905
IFB Ser. 4091, Class SH, IO, 6.398s, 2042			3,284,132	830,885
IFB Ser. 4012, Class SN, IO, 6.348s, 2042			3,594,907	866,624
IFB Ser. 3232, Class KS, IO, 6.148s, 2036			769,420	98,582
IFB Ser. 4139, Class SA, IO, 5.998s, 2042			2,817,811	664,975
IFB Ser. 4143, Class DS, IO, 5.968s, 2042			3,007,129	703,469
IFB Ser. 4104, Class S, IO, 5.948s, 2042			898,922	198,884
IFB Ser. 3116, Class AS, IO, 5.948s, 2034			874,680	49,386
IFB Ser. 4240, Class SA, IO, 5.848s, 2043			8,633,628	1,951,804
IFB Ser. 4245, Class AS, IO, 5.848s, 2043			9,059,374	2,072,579
IFB Ser. 271, Class S5, IO, 5.848s, 2042			8,813,374	1,997,816
IFB Ser. 3852, Class NT, 5.848s, 2041			2,493,678	2,490,710
IFB Ser. 317, Class S3, IO, 5.828s, 2043			4,003,007	925,416
IFB Ser. 14-325, Class S1, IO, 5.798s, 2044			3,795,505	857,936
IFB Ser. 14-326, Class S2, IO, 5.798s, 2044			8,110,912	1,924,699
IFB Ser. 311, Class S1, IO, 5.798s, 2043			6,608,378	1,502,600
IFB Ser. 308, Class S1, IO, 5.798s, 2043			4,824,463	1,198,541
IFB Ser. 269, Class S1, IO, 5.798s, 2042			2,337,330	522,300
IFB Ser. 264, Class S1, IO, 5.798s, 2042			8,305,162	1,955,176
IFB Ser. 14-327, Class S8, IO, 5.768s, 2044			1,098,164	248,317
IFB Ser. 314, Class AS, IO, 5.738s, 2043			2,474,330	571,719
Ser. 3687, Class CI, IO, 5s, 2038			1,954,578	317,150
Ser. 4122, Class TI, IO, 4 1/2s, 2042			2,199,977	500,495
Ser. 4193, Class PI, IO, 4s, 2043			4,657,015	814,985
Ser. 4116, Class MI, IO, 4s, 2042			4,761,575	1,064,150
Ser. 4213, Class GI, IO, 4s, 2041			3,214,714	566,111
Ser. 304, Class C53, IO, 4s, 2032			3,288,521	593,216
Ser. 4369, Class IA, IO, 3 1/2s, 2044			2,146,000	490,227
Ser. 13-303, Class C19, IO, 3 1/2s, 2043			3,954,822	915,216
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,873,589	891,134
Ser. 4141, Class IM, IO, 3 1/2s, 2042			4,433,374	836,236
Ser. 4141, Class IQ, IO, 3 1/2s, 2042			2,200,506	415,063
Ser. 4122, Class CI, IO, 3 1/2s, 2042			7,295,497	1,137,291
Ser. 4166, Class PI, IO, 3 1/2s, 2041			3,471,339	635,429
Ser. 304, IO, 3 1/2s, 2027			2,254,494	285,622
Ser. 304, Class C37, IO, 3 1/2s, 2027			1,656,963	212,207
Ser. 4158, Class TI, IO, 3s, 2042			8,014,436	1,108,236
Ser. 4165, Class TI, IO, 3s, 2042			8,954,547	1,246,473
Ser. 4134, Class PI, IO, 3s, 2042			10,572,670	1,599,434
Ser. 4183, Class MI, IO, 3s, 2042			2,951,084	415,808
Ser. 13-4206, Class IP, IO, 3s, 2041			6,166,004	827,786
Ser. 4179, Class EI, IO, 3s, 2030			7,171,651	950,244
Ser. 304, Class C45, IO, 3s, 2027			3,440,387	402,132
Ser. 3939, Class EI, IO, 3s, 2026			7,081,692	705,596
Ser. 13-4176, Class IA, IO, 2 1/2s, 2028			8,913,151	990,964
Ser. T-8, Class A9, IO, 0.481s, 2028			211,016	2,242
Ser. T-59, Class 1AX, IO, 0.274s, 2043			502,371	6,201
Ser. T-48, Class A2, IO, 0.212s, 2033			733,704	7,136
FRB Ser. T-54, Class 2A, IO, zero %, 2043			294,720	23

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.725s, 2035			70,363	112,888
IFB Ser. 05-122, Class SE, 22.558s, 2035			225,958	320,735
IFB Ser. 11-4, Class CS, 12.59s, 2040			1,295,343	1,551,403
IFB Ser. 13-81, Class US, IO, 6.095s, 2043			1,414,783	250,629
IFB Ser. 12-128, Class YS, IO, 6.045s, 2042			2,117,658	383,360
IFB Ser. 13-81, Class QS, IO, 6.045s, 2041			3,023,902	509,575
IFB Ser. 13-19, Class SK, IO, 5.995s, 2043			2,142,159	476,238
IFB Ser. 13-9, Class LS, 5.995s, 2043			3,278,147	766,200
IFB Ser. 12-153, Class SK, IO, 5.995s, 2043			2,596,822	610,253
IFB Ser. 12-111, Class JS, IO, 5.945s, 2040			3,749,534	734,007
IFB Ser. 13-128, Class SA, IO, 5.845s, 2043			6,009,120	1,384,201
Ser. 13-98, Class SA, IO, 5.795s, 2043			3,099,395	720,919
IFB Ser. 13-124, Class SB, IO, 5.795s, 2043			2,160,693	495,609
IFB Ser. 13-92, Class SA, IO, 5.795s, 2043			1,410,076	342,155
IFB Ser. 13-103, Class SK, IO, 5.765s, 2043			1,373,197	334,772
Ser. 13-101, Class SE, IO, 5.745s, 2043			4,395,828	1,084,802
IFB Ser. 13-128, Class CS, IO, 5.745s, 2043			3,705,921	866,778
IFB Ser. 13-102, Class SH, IO, 5.745s, 2043			2,078,161	473,405
Ser. 397, Class 2, IO, 5s, 2039			69,717	14,030
Ser. 10-13, Class EI, IO, 5s, 2038			142,256	2,906
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,674,627	302,367
Ser. 418, Class C24, IO, 4s, 2043			5,627,433	1,336,515
Ser. 13-44, Class PI, IO, 4s, 2043			1,558,761	262,858
Ser. 12-124, Class UI, IO, 4s, 2042			5,847,796	1,215,756
Ser. 12-96, Class PI, IO, 4s, 2041			1,570,213	269,276
Ser. 12-40, Class MI, IO, 4s, 2041			3,530,406	654,339
Ser. 12-22, Class CI, IO, 4s, 2041			5,105,109	900,600
Ser. 406, Class 2, IO, 4s, 2041			313,364	69,661
Ser. 406, Class 1, IO, 4s, 2041			170,608	37,892
Ser. 409, Class C16, IO, 4s, 2040			756,407	175,039
Ser. 418, Class C15, IO, 3 1/2s, 2043			9,377,955	2,107,842
Ser. 13-21, Class AI, IO, 3 1/2s, 2033			4,382,203	853,478
Ser. 417, Class C19, IO, 3 1/2s, 2033			3,813,390	695,639
Ser. 12-93, Class DI, IO, 3 1/2s, 2027			5,551,438	785,084
Ser. 12-151, Class PI, IO, 3s, 2043			3,502,725	504,743
Ser. 13-8, Class NI, IO, 3s, 2042			5,936,424	805,595
Ser. 13-35, Class IP, IO, 3s, 2042			3,704,788	442,838
Ser. 13-23, Class PI, IO, 3s, 2041			4,907,335	484,305
Ser. 13-31, Class NI, IO, 3s, 2041			6,854,134	726,470
Ser. 13-55, Class MI, IO, 3s, 2032			3,418,409	460,938
Ser. 03-W10, Class 1, IO, 1.066s, 2043			266,902	7,319
Ser. 98-W5, Class X, IO, 0.951s, 2028			391,413	19,326
Ser. 98-W2, Class X, IO, 0.619s, 2028			1,339,317	77,848
Ser. 03-W1, Class 2A, IO, zero %, 2042			620,944	49
Ser. 08-36, Class OV, PO, zero %, 2036			30,344	25,863

Government National Mortgage Association
IFB Ser. 11-81, Class SB, IO, 6.553s, 2036			2,412,043	385,662
IFB Ser. 12-26, Class SP, IO, 6.494s, 2042			1,143,570	267,904
IFB Ser. 13-113, Class SL, IO, 6.074s, 2042			1,442,160	248,660
IFB Ser. 13-124, Class SC, IO, 6.044s, 2041			6,949,716	1,111,950
Ser. 13-116, Class SA, IO, 5.998s, 2043			1,897,978	340,440
IFB Ser. 13-129, Class SN, IO, 5.994s, 2043			1,436,482	248,109
IFB Ser. 13-129, Class CS, IO, 5.994s, 2042			3,401,531	573,430
IFB Ser. 10-20, Class SC, IO, 5.994s, 2040			10,547,885	1,876,047
IFB Ser. 13-99, Class VS, IO, 5.948s, 2043			1,500,271	281,691
IFB Ser. 11-146, Class AS, IO, 5.948s, 2041			3,292,251	677,483
Ser. 14-58, Class SA, IO, 5.944s, 2044			4,477,650	737,514
Ser. 14-46, Class SA, IO, 5.944s, 2044			1,665,992	259,445
Ser. 13-149, Class MS, IO, 5.944s, 2039			2,954,633	499,067
IFB Ser. 14-90, Class HS, IO, 5.944s, 2044			2,510,234	609,033
IFB Ser. 14-25, Class HS, IO, 5.944s, 2044			1,629,464	361,089
IFB Ser. 14-32, Class CS, IO, 5.944s, 2044			3,540,478	783,791
IFB Ser. 12-77, Class MS, IO, 5.944s, 2042			2,548,875	603,472
IFB Ser. 12-34, Class SA, IO, 5.894s, 2042			3,335,846	698,359
IFB Ser. 10-151, Class SA, IO, 5.894s, 2040			2,573,986	453,227
IFB Ser. 11-70, Class SN, IO, 5.748s, 2041			1,610,000	328,295
IFB Ser. 11-70, Class SH, IO, 5.738s, 2041			1,892,718	395,067
Ser. 14-25, Class QI, IO, 5s, 2044			5,251,881	1,205,043
Ser. 14-2, Class IC, IO, 5s, 2044			2,470,362	568,569
Ser. 13-3, Class IT, IO, 5s, 2043			1,616,456	370,933
Ser. 11-116, Class IB, IO, 5s, 2040			2,570,209	198,257
Ser. 10-35, Class UI, IO, 5s, 2040			2,373,650	540,878
Ser. 10-20, Class UI, IO, 5s, 2040			2,434,161	459,521
Ser. 10-9, Class UI, IO, 5s, 2040			10,026,018	2,273,311
Ser. 09-121, Class UI, IO, 5s, 2039			5,197,441	1,220,619
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			273,949	49,886
Ser. 10-35, Class AI, IO, 4 1/2s, 2040			3,462,219	650,343
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			4,082,557	872,359
Ser. 13-151, Class IB, IO, 4 1/2s, 2040			3,038,437	668,361
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			2,150,465	476,052
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			5,298,890	582,737
Ser. 13-24, Class PI, IO, 4s, 2042			2,073,506	382,355
Ser. 12-106, Class QI, IO, 4s, 2042			1,247,270	224,746
Ser. 12-47, Class CI, IO, 4s, 2042			2,582,937	562,610
Ser. 12-41, Class IP, IO, 4s, 2041			4,562,545	861,165
Ser. 13-53, Class IA, IO, 4s, 2026			4,609,122	587,525
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			2,962,409	377,709
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,076,788	1,206,913
Ser. 13-79, Class PI, IO, 3 1/2s, 2043			6,278,530	908,692
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			4,577,020	633,368
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			3,388,173	511,411
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			7,975,419	1,085,772
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			1,784,961	276,633
Ser. 12-92, Class AI, IO, 3 1/2s, 2042			2,489,016	429,853
Ser. 13-37, Class LI, IO, 3 1/2s, 2042			2,232,207	357,443
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			3,291,993	442,674
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			3,704,823	501,188
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			10,136,678	1,255,630
Ser. 183, Class AI, IO, 3 1/2s, 2039			4,095,834	660,432

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.8s, 2027			102,151	766
Ser. 98-3, IO, zero %, 2027			59,365	872
Ser. 98-2, IO, zero %, 2027			50,840	365
Ser. 98-4, IO, zero %, 2026			80,192	1,973

				98,415,799
Commercial mortgage-backed securities (5.7%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			1,066,000	1,115,725
Ser. 06-1, Class B, 5.49s, 2045			255,000	260,277
Ser. 06-6, Class A2, 5.309s, 2045			23,136	23,247
FRB Ser. 05-1, Class B, 5.29s, 2042			840,000	864,150
FRB Ser. 05-5, Class D, 5.214s, 2045			426,000	432,731
FRB Ser. 05-6, Class G, 5.177s, 2047(F)			443,000	436,979
Ser. 05-3, Class AJ, 4.767s, 2043			225,000	222,339
Ser. 07-1, Class XW, IO, 0.327s, 2049			2,875,676	21,294

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.277s, 2051			584,000	543,178
Ser. 04-2, Class G, 5.239s, 2038			1,000,000	1,041,300

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.29s, 2042			429,000	420,420
Ser. 05-4, Class C, 5.147s, 2045(F)			495,000	481,415

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.67s, 2042			1,239,317	3,101
Ser. 02-PB2, Class XC, IO, 0.233s, 2035			1,074,555	542

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW11, Class AJ, 5.433s, 2039			332,000	346,318
Ser. 05-PWR7, Class D, 5.304s, 2041			431,000	419,665
Ser. 05-PWR7, Class C, 5.235s, 2041			489,000	471,023
Ser. 05-PWR9, Class C, 5.055s, 2042			281,000	276,757

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.433s, 2039			1,010,000	1,025,856
FRB Ser. 06-PW11, Class C, 5.433s, 2039			384,000	385,728

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class B, 5.783s, 2049			3,226,000	3,234,387
FRB Ser. 05-C3, Class B, 5.029s, 2043			770,000	757,911

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045			886,000	887,063

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.117s, 2044			262,000	259,380

COMM Mortgage Trust
FRB Ser. 07-C9, Class C, 5.796s, 2049			250,000	242,813
FRB Ser. 07-C9, Class D, 5.796s, 2049			350,000	336,438
FRB Ser. 04-LB3A, Class E, 5.724s, 2037			298,039	298,039
FRB Ser. 05-LP5, Class D, 5.081s, 2043			359,000	367,897

COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class E, 3.719s, 2046			391,000	287,095
FRB Ser. 07-C9, Class AJFL, 0.843s, 2049			313,000	292,843

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035			90,480	89,187
Ser. 03-C3, Class AX, IO, 1.564s, 2038			305,528	3

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.418s, 2044			957,000	1,017,361

GE Capital Commercial Mortgage Corp. FRB Ser. 06-C1, Class AJ, 5.279s, 2044			1,908,108	1,916,523

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G, 5.157s, 2038			511,608	518,463

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965s, 2041			233,000	232,767

Greenwich Capital Commercial Funding Corp.
FRB Ser. 05-GG3, Class E, 5.087s, 2042			320,000	317,536
FRB Ser. 05-GG3, Class D, 4.986s, 2042			783,000	785,389

GS Mortgage Securities Trust Ser. 05-GG4, Class B, 4.841s, 2039			970,000	974,171

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.638s, 2045			459,000	481,629
FRB Ser. 11-GC3, Class E, 5s, 2044			439,000	416,731
FRB Ser. 13-GC10, Class E, 4.415s, 2046			750,000	634,650
FRB Ser. GC10, Class D, 4.415s, 2046			636,000	586,201
Ser. 06-GG8, Class X, IO, 0.572s, 2039			52,151,634	902,223

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.561s, 2046			816,000	729,302
FRB Ser. 13-C12, Class E, 4.087s, 2045			1,000,000	817,073

JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 03-C1, Class D, 5.192s, 2037			1,638,659	1,641,117

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.076s, 2051			1,040,500	1,088,571
FRB Ser. 06-LDP7, Class B, 5.866s, 2045			619,000	534,513
Ser. 06-LDP6, Class AJ, 5.565s, 2043			1,381,000	1,437,207
FRB Ser. 05-LDP3, Class D, 5.192s, 2042			555,000	555,888
FRB Ser. 04-CBX, Class B, 5.021s, 2037			210,000	210,994
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			463,000	453,568
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			1,000,000	1,003,700
FRB Ser. 13-LC11, Class D, 4.241s, 2046			290,000	272,332
Ser. 07-LDPX, Class X, IO, 0.301s, 2049			9,766,204	83,149

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.176s, 2051			392,000	401,909
FRB Ser. 07-CB20, Class C, 6.176s, 2051			658,000	617,941
FRB Ser. 11-C3, Class E, 5.567s, 2046			262,000	282,588
FRB Ser. 12-C6, Class F, 5.201s, 2045			432,000	396,351
FRB Ser. 13-C13, Class D, 4.056s, 2046			495,000	457,681
FRB Ser. 13-C13, Class E, 3.986s, 2046			639,000	513,993
FRB Ser. 13-C10, Class E, 3 1/2s, 2047			553,000	409,939
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			370,000	265,734
FRB Ser. 12-C6, Class G, 2.972s, 2045			800,000	599,797

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.581s, 2040			107,904	107,129

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.725s, 2039			1,703,000	1,536,958
Ser. 06-C3, Class AJ, 5.72s, 2039			905,000	917,851
Ser. 07-C1, Class AJ, 5.484s, 2040			403,000	415,009
FRB Ser. 06-C6, Class C, 5.482s, 2039			704,000	687,280
Ser. 05-C7, Class C, 5.35s, 2040			324,000	329,767
FRB Ser. 05-C2, Class C, 5.203s, 2040			1,150,000	1,156,555
Ser. 07-C2, Class XW, IO, 0.539s, 2040			1,834,587	25,387

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.266s, 2038			501,000	479,708
FRB Ser. 05-CIP1, Class B, 5.236s, 2038			265,000	254,400
Ser. 04-KEY2, Class D, 5.046s, 2039			263,000	263,053
FRB Ser. 04-BPC1, Class C, 5.011s, 2041			468,000	468,140

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			208,000	211,266
Ser. 06-4, Class AJ, 5.239s, 2049			402,000	408,713

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			295,000	287,360
Ser. 06-4, Class XC, IO, 0.219s, 2049			51,072,791	735,448

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.418s, 2046			143,000	135,650
FRB Ser. 13-C11, Class E, 4.418s, 2046			750,000	657,375
Ser. 13-C8, Class D, 4.172s, 2048			506,000	463,648
Ser. 13-C13, Class F, 3.707s, 2046			1,547,000	1,207,820

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558s, 2044			1,181,000	1,190,094
FRB Ser. 06-HQ8, Class C, 5.495s, 2044			1,350,000	1,323,000
FRB Ser. 06-HQ8, Class D, 5.495s, 2044			274,000	262,547

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.958s, 2049			508,000	502,945

Wachovia Bank Commercial Mortgage Trust Ser. 06-C24, Class AJ, 5.658s, 2045			775,000	796,468

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.239s, 2044			569,000	570,707

Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 12-LC5, Class E, 4.778s, 2045			333,000	298,601
FRB Ser. 13-LC12, Class D, 4.303s, 2046			2,412,000	2,219,167

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.245s, 2044			633,000	663,651
FRB Ser. 12-C6, Class E, 5s, 2045			533,000	514,185
FRB Ser. 11-C4, Class F, 5s, 2044			851,000	800,093
FRB Ser. 13-UBS1, Class D, 4.633s, 2046			345,000	332,021
FRB Ser. 13-C15, Class D, 4.485s, 2046			841,000	779,765
FRB Ser. 12-C10, Class E, 4.459s, 2045			381,000	328,851
FRB Ser. 13-C12, Class D, 4.356s, 2048			449,000	427,435
FRB Ser. 13-C13, Class E, 4.139s, 2045			1,000,000	779,200
Ser. 13-C12, Class E, 3 1/2s, 2048			570,000	437,884

				60,377,223
Residential mortgage-backed securities (non-agency) (2.6%)

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036			297,061	291,863
FRB Ser. 05-B, Class 3M1, 0.606s, 2035			1,850,000	1,427,978
FRB Ser. 06-G, Class 2A5, 0.436s, 2036			1,899,396	1,749,914

Barclays Capital, LLC Trust FRB Ser. 12-RR10, Class 9A2, 2.692s, 2035			280,000	261,828

Barclays Capital, LLC Trust 144A FRB Ser. 14-RR1, Class 2A2, 2.37s, 2036			850,000	715,063

Bear Stearns Alt-A Trust FRB Ser. 04-6, Class M2, 1.88s, 2034			1,267,666	1,098,940

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A2, 1.521s, 2035			767,624	711,050
FRB Ser. 05-38, Class A3, 0.505s, 2035			2,111,115	1,844,692
FRB Ser. 05-59, Class 1A1, 0.486s, 2035			1,957,340	1,624,592

Jefferies Resecuritization Trust 144A FRB Ser. 09-R7, Class 12A2, 2.613s, 2036			1,325,000	1,166,000

Residential Accredit Loans, Inc.
FRB Ser. 06-QO7, Class 2A1, 0.971s, 2046(F)			3,868,462	2,727,265
FRB Ser. 07-QH1, Class A1, 0.315s, 2037			1,973,794	1,702,989

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.191s, 2046			1,542,693	1,419,277
FRB Ser. 06-AR3, Class A1B, 1.121s, 2046			496,575	404,957
FRB Ser. 06-AR4, Class 1A1B, 1.061s, 2046			684,410	600,570
FRB Ser. 05-AR11, Class A1C3, 0.665s, 2045(F)			1,332,875	1,179,594
FRB Ser. 05-AR19, Class A1C3, 0.655s, 2045			966,078	873,141
FRB Ser. 05-AR13, Class A1C3, 0.645s, 2045			3,094,817	2,731,176
FRB Ser. 04-AR13, Class A1B2, 0.645s, 2034			631,912	589,511
FRB Ser. 05-AR11, Class A1C4, 0.595s, 2045(F)			805,816	707,103
FRB Ser. 05-AR1, Class A1B, 0.545s, 2045			215,621	194,210
FRB Ser. 05-AR9, Class A1B, 0.535s, 2045			1,541,307	1,441,924
FRB Ser. 05-AR13, Class A1B3, 0.515s, 2045			234,378	208,596
FRB Ser. 05-AR15, Class A1B3, 0.495s, 2045			608,964	535,827

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 5.014s, 2036			414,446	412,635

Wells Fargo Mortgage Loan Trust FRB Ser. 12-RR2, Class 1A2, 0.321s, 2047			1,000,000	760,000

				27,380,695

Total mortgage-backed securities (cost $174,173,068)				$186,173,717

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.4%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (14.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044(F)			$2,782,688	$3,012,569
4 1/2s, December 1, 2039			760,471	829,419
4s, with due dates from November 1, 2041 to June 1, 2043			3,019,113	3,186,109

Federal National Mortgage Association Pass-Through Certificates
5 1/2s, TBA, September 1, 2044			3,000,000	3,323,789
5 1/2s, TBA, August 1, 2044			3,000,000	3,326,719
4 1/2s, with due dates from April 1, 2040 to February 1, 2044(FWC)			4,215,801	4,572,718
4 1/2s, TBA, September 1, 2044			12,000,000	12,890,156
4 1/2s, TBA, August 1, 2044			12,000,000	12,919,687
4s, with due dates from April 1, 2042 to June 1, 2044(FWC)			3,825,102	4,033,543
4s, TBA, September 1, 2044			19,000,000	19,918,829
4s, TBA, August 1, 2044			22,000,000	23,129,218
3 1/2s, June 1, 2042(FWC)			857,164	874,742
3 1/2s, TBA, September 1, 2044			11,000,000	11,172,734
3 1/2s, TBA, August 1, 2044			12,000,000	12,223,126
3s, February 1, 2043			928,766	911,642
3s, TBA, September 1, 2044			18,000,000	17,585,156
3s, TBA, August 1, 2044			18,000,000	17,631,562
3s, TBA, July 1, 2044			1,000,000	980,352

				152,522,070

Total U.S. government and agency mortgage obligations (cost $152,524,570)				$152,522,070

CORPORATE BONDS AND NOTES (8.2%)(a)
			Principal amount	Value

Basic materials (0.6%)

Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017			$196,000	$212,442

ArcelorMittal SA sr. unsec. unsub. notes 6 1/8s, 2018 (France)			85,000	90,738

HD Supply, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			1,500,000	1,601,250

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty notes 9s, 2020			630,000	626,850

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			605,000	624,360

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			500,000	533,750

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. notes 9s, 2017			1,500,000	1,588,125

Smurfit Kappa Acquisitions 144A company guaranty sr. notes 4 7/8s, 2018 (Ireland)			1,000,000	1,042,500

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes 6 1/4s, 2017 (Brazil)			230,000	253,906

				6,573,921
Capital goods (0.4%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			1,400,000	1,505,000

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			1,750,000	1,986,250

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	150,000	218,332

Schaeffler Holding Finance BV 144A notes 6 7/8s, 2018 (Netherlands)(PIK)		EUR	245,000	344,061

				4,053,643
Communication services (1.6%)

Altice SA 144A company guaranty sr. notes 7 3/4s, 2022 (Luxembourg)			$1,500,000	1,533,750

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)			915,000	985,913

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			1,250,000	1,278,125

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			495,000	566,775

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)			1,500,000	1,533,750

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 6 3/4s, 2018 (Luxembourg)			700,000	728,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			500,000	543,750

Nil International Telecom SCA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			700,000	577,500

Sprint Communications, Inc. sr. unsec. unsub. notes 7s, 2020			1,500,000	1,590,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			1,500,000	1,567,500

Telenet Finance V Luxembourg SCA 144A sr. notes 6 3/4s, 2024 (Luxembourg)		EUR	115,000	172,000

Telenet Finance V Luxembourg SCA 144A sr. notes 6 1/4s, 2022 (Luxembourg)		EUR	165,000	240,353

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 7 1/2s, 2019 (Germany)			$560,000	590,800

Virgin Media Secured Finance PLC 144A sr. notes 6s, 2021 (United Kingdom)		GBP	540,000	938,804

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			$1,525,000	1,690,844

Wind Acquisition Finance SA 144A company guaranty sr. unsec. bonds 7 3/8s, 2021 (Luxembourg)			1,000,000	1,042,500

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,142,500

				16,722,864
Consumer cyclicals (0.9%)

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021			1,500,000	1,710,000

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2019			475,000	487,469

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			500,000	535,000

Garda World Security Corp. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021 (Canada)			1,000,000	1,017,500

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018			477,000	481,770

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			500,000	506,875

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019			1,000,000	1,105,000

Navistar International Corp. sr. notes 8 1/4s, 2021			1,500,000	1,548,750

Owens Corning company guaranty sr. unsec. notes 9s, 2019			47,000	58,850

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018			1,300,000	1,394,250

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			40,000	43,400

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s, 2017 (Netherlands)			395,000	440,425

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			341,560	344,634

				9,673,923
Consumer staples (0.2%)

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			415,000	453,388

Landry's, Inc. 144A sr. unsec. notes 9 3/8s, 2020			1,750,000	1,898,750

				2,352,138
Energy (1.3%)

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			1,000,000	1,045,000

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			1,000,000	1,040,000

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			1,500,000	1,556,250

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			1,000,000	1,035,000

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2019			1,250,000	1,277,344

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			265,000	283,550

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			300,000	264,074

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			2,755,000	2,741,192

Samson Investment Co. 144A sr. unsec. notes 10 3/4s, 2020			2,500,000	2,531,250

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022			2,000,000	2,090,000

				13,863,660
Financials (1.4%)

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			1,000,000	1,085,000

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018			520,000	548,600

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			1,190,000	1,264,375

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			645,000	761,100

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4 7/8s, 2019			1,430,000	1,437,150

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			200,000	220,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			1,500,000	1,455,000

Navient, LLC. sr. unsec. unsub. notes Ser. A MTN, 8.45s, 2018			230,000	265,650

Ocwen Financial Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2019			1,175,000	1,201,438

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			635,000	630,238

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 8 1/2s, 2018			1,000,000	1,061,250

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021			1,676,000	1,663,430

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. notes 5.942s, 2023 (Russia)			400,000	363,000

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.8s, 2025 (Russia)			250,000	236,875

VTB Bank OJSC Via VTB Capital SA sr. unsec. notes Ser. 6, 6 1/4s, 2035 (Russia)			500,000	512,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,500,000	1,468,125

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)			1,000,000	943,250

				15,117,481
Health care (1.0%)

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			555,000	568,875

ConvaTec Healthcare D Sarl 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	310,000	436,695

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$525,000	555,188

HCA, Inc. sr. notes 6 1/2s, 2020			610,000	662,613

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			1,390,000	1,511,625

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			565,000	597,488

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			850,000	864,875

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			856,000	948,020

Par Pharmaceutical Cos., Inc. company guaranty sr. unsec. unsub. notes 7 3/8s, 2020			1,080,000	1,152,900

Service Corp. International/US sr. notes 7s, 2017			185,000	204,888

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	719,863

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			2,430,000	2,508,975

				10,732,005
Technology (0.2%)

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			2,000,000	2,140,000

				2,140,000
Transportation (0.3%)

Aguila 3 SA 144A company guaranty sr. notes 7 7/8s, 2018 (Luxembourg)			555,000	580,669

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)			1,800,000	1,930,860

				2,511,529
Utilities and power (0.3%)

AES Corp./Virginia (The) sr. unsec. unsub. notes 9 3/4s, 2016			150,000	167,250

AES Corp./Virginia (The) sr. unsec. unsub. notes 8s, 2017			1,000,000	1,147,500

El Paso, LLC company guaranty sr. notes 7s, 2017			465,000	512,663

EP Energy, LLC/Everest Acquisition Finance, Inc. sr. unsec. notes 9 3/8s, 2020			945,000	1,046,588

				2,874,001

Total corporate bonds and notes (cost $85,075,586)				$86,615,165

SENIOR LOANS (5.1%)(a)(c)
			Principal amount	Value

Basic materials (0.2%)

AIlnex Luxembourg & CY SCA bank term loan FRN 8 1/4s, 2020 (Luxembourg)			$63,502	$64,613

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B1, 4 1/2s, 2019 (Luxembourg)			618,079	617,693

AIlnex Luxembourg & CY SCA bank term loan FRN Ser. B2, 4 1/2s, 2019 (Luxembourg)			320,691	320,491

Oxea Sarl bank term loan FRN 8 1/4s, 2020 (Germany)			1,165,000	1,171,795

				2,174,592
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021			980,000	1,009,707

Asurion, LLC bank term loan FRN Ser. B2, 4 1/4s, 2020			660,330	657,648

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019			980,008	974,190

				2,641,545
Consumer cyclicals (2.2%)

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			1,037,594	1,037,919

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 6.969s, 2018			1,850,305	1,720,784

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 9 3/4s, 2017			1,400,000	1,372,500

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021			845,000	840,071

CBAC Borrower, LLC bank term loan FRN Ser. B, 8 1/4s, 2020			1,500,000	1,554,375

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			817,907	816,884

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.9s, 2019			1,617,000	1,586,345

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			1,982,399	1,908,335

Golden Nugget, Inc. bank term loan FRN Ser. B, 5 1/2s, 2019			609,438	620,864

Golden Nugget, Inc. bank term loan FRN Ser. DD, 5 1/2s, 2019			261,188	266,085

JC Penney Corp., Inc. bank term loan FRN 6s, 2018			994,975	1,004,214

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018			568,484	566,352

MGM Resorts International bank term loan FRN Ser. B, 3 1/2s, 2019			985,000	978,639

ROC Finance, LLC bank term loan FRN 5s, 2019			496,250	484,464

Roofing Supply Group, LLC bank term loan FRN Ser. B, 5s, 2019			982,500	979,123

Sabre GLBL, Inc. bank term loan FRN Ser. B, 4 1/4s, 2019			1,723,750	1,717,286

Sedgwick, Inc. bank term loan FRN 6 3/4s, 2022			510,000	508,343

Station Casinos, LLC bank term loan FRN Ser. B, 4 1/4s, 2020			1,195,397	1,194,116

Talbots, Inc. (The) bank term loan FRN 8 1/4s, 2021			800,000	788,000

Travelport, LLC bank term loan FRN 9 1/2s, 2016			625,223	635,695

Travelport, LLC bank term loan FRN 6 1/4s, 2019			1,258,906	1,275,691

Van Wagner Communications, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			484,433	488,066

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019			1,000,000	945,000

				23,289,151
Consumer staples (0.5%)

Affinion Group, Inc. bank term loan FRN 6 3/4s, 2018			1,500,000	1,484,688

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021			1,000,000	973,333

Rite Aid Corp. bank term loan FRN 4 7/8s, 2021			2,000,000	2,017,500

Sprouts Farmers Markets, Inc. bank term loan FRN 4s, 2020			447,143	446,397

WNA Holdings, Inc. bank term loan FRN 8 1/2s, 2020			335,000	335,838

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			146,832	146,465

WNA Holdings, Inc. bank term loan FRN 4 1/2s, 2020			76,349	76,158

				5,480,379
Energy (0.7%)

American Energy-Marcellus, LLC bank term loan FRN 8 1/2s, 2021			665,000	669,988

Fieldwood Energy, LLC bank term loan FRN 8 3/8s, 2020			1,775,000	1,813,828

FTS International, Inc. bank term loan FRN Ser. B, 5 3/4s, 2021			1,104,000	1,113,462

Offshore Group Investment, Ltd. bank term loan FRN Ser. B, 5s, 2017 (Cayman Islands)			1,055,985	1,050,265

Quicksilver Resources, Inc. bank term loan FRN 7s, 2019			1,325,000	1,276,969

Shelf Drilling Holdings, Ltd. bank term loan FRN 10s, 2018(PIK)			1,050,000	1,071,000

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)			954,730	956,776

				7,952,288
Financials (0.3%)

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019			1,350,000	1,349,437

Walter Investment Management Corp. bank term loan FRN Ser. B, 4 3/4s, 2020			1,462,828	1,442,258

				2,791,695
Health care (0.3%)

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			916,034	917,180

Kinetic Concepts, Inc. bank term loan FRN 4s, 2018			1,331,400	1,329,964

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4s, 2018			702,108	702,108

				2,949,252
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B6, 6 1/2s, 2018			2,229,868	2,212,448

Infor US, Inc. bank term loan FRN Ser. B5, 3 3/4s, 2020			614,442	608,777

				2,821,225
Transportation (0.3%)

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			1,575,000	1,571,063

Livingston International, Inc. bank term loan FRN 9s, 2020 (Canada)			1,466,087	1,473,417

				3,044,480
Utilities and power (0.1%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.646s, 2017			848,159	644,601

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.646s, 2017			11,219	8,527

				653,128

Total senior loans (cost $53,684,907)				$53,797,735

COMMODITY LINKED NOTES (2.7%)(a)(CLN)
			Principal amount	Value

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2015 (Indexed to the DB Commodity Backwardation Alpha 22 Total Return Index multiplied by 3) (United Kingdom)			$4,824,000	$4,235,472

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2015 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			4,925,000	5,143,231

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2014 (Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)			18,933,000	19,108,886

Total commodity Linked Notes (cost $28,682,000)				$28,487,589

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$725,000	$661,563

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			3,710,000	3,580,150

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 11 3/4s, 2015 (Argentina)			1,400,000	1,323,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)			525,000	472,500

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			775,000	832,156

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			220,000	240,900

Financing of Infrastructural Projects State Enterprise 144A govt. guaranty sr. unsec. notes 8 3/8s, 2017 (Ukraine)			150,000	143,063

Total foreign government and agency bonds and notes (cost $7,366,334)				$7,253,332

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Credit Suisse International

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		$12,762,000	$32,415

(2.75)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.75		12,762,000	29,480

(2.745)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.745		6,381,000	23,291

(2.97)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.97		6,381,000	5,934

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		12,762,000	3,829

2.55375/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55375		6,381,000	3,573

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		6,381,000	3,318

2.55/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.55		12,762,000	3,063

Goldman Sachs International

(2.72)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.72		5,500,000	40,700

(2.7175)/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.7175		5,500,000	39,655

Total purchased swap options outstanding (cost $317,747)				$185,258

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$99.55		$20,000,000	$465,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/102.00		25,000,000	322,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.91		15,000,000	185,250

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.00		25,000,000	61,000

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/98.91		15,000,000	34,500

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.22		25,000,000	236,750

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		4,000,000	45,520

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		4,000,000	40,360

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		4,000,000	45,080

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		4,000,000	39,840

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.50		4,000,000	44,600

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/102.31		4,000,000	39,360

SPDR S&P 500 ETF Trust (Put)	Jul-15/173.00		305,779	1,978,351

SPDR S&P 500 ETF Trust (Put)	Jun-15/175.00		284,145	1,847,064

SPDR S&P 500 ETF Trust (Put)	May-15/165.00		308,052	1,157,595

SPDR S&P 500 ETF Trust (Put)	Apr-15/164.00		332,432	1,057,799

SPDR S&P 500 ETF Trust (Put)	Mar-15/164.00		302,508	831,132

SPDR S&P 500 ETF Trust (Put)	Feb-15/163.00		303,508	653,413

Total purchased options outstanding (cost $11,279,343)				$9,085,714

SHORT-TERM INVESTMENTS (29.3%)(a)
			Principal amount/shares	Value

Federal Farm Credit Banks unsec. discount notes with an effective yield of 0.05%, August 1, 2014			$10,000,000	$10,000,000

Federal Home Loan Banks unsec. discount notes with an effective yield of 0.08%, October 6, 2014			25,000,000	24,997,475

Federal Home Loan Mortgage Corporation unsec. discount notes with an effective yield of 0.05%, August 15, 2014			5,300,000	5,299,897

Putnam Money Market Liquidity Fund 0.06%(AFF)		Shares	18,506,171	18,506,171

Putnam Short Term Investment Fund 0.05%(AFF)		Shares	197,569,910	197,569,910

SSgA Prime Money Market Fund 0.01%(P)		Shares	4,310,000	4,310,000

U.S. Treasury Bills with an effective yield of 0.13%, August 21, 2014(SEG),(SEGSF)(SEGCCS)			$26,000,000	25,998,086

U.S. Treasury Bills with an effective yield of 0.12%, November 13, 2014(SEG),(SEGSF)(SEGCCS)			24,000,000	23,997,408

Total short-term investments (cost $310,671,827)				$310,678,947

TOTAL INVESTMENTS

Total investments (cost $1,135,499,938)(b)				$1,211,747,685

FORWARD CURRENCY CONTRACTS at 7/31/14 (aggregate face value $188,053,390) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/17/14	$639,299	$645,572	$(6,273)
	Canadian Dollar	Sell	10/15/14	5,127	5,242	115
	Euro	Sell	9/17/14	2,189,251	2,226,551	37,300
	Japanese Yen	Sell	8/20/14	2,728,206	2,731,510	3,304
	Singapore Dollar	Buy	8/20/14	32,866	44,385	(11,519)
Barclays Bank PLC
	Australian Dollar	Buy	10/15/14	1,677,489	1,698,177	(20,688)
	British Pound	Buy	9/17/14	1,572,089	1,596,369	(24,280)
	Canadian Dollar	Sell	10/15/14	1,578,351	1,614,036	35,685
	Chinese Yuan (Offshore)	Buy	8/20/14	1,596,744	1,596,742	2
	Euro	Sell	9/17/14	12,323,659	12,453,190	129,531
	Japanese Yen	Sell	8/20/14	2,711,882	2,692,316	(19,566)
	Mexican Peso	Buy	10/15/14	650,811	667,880	(17,069)
	New Zealand Dollar	Buy	10/15/14	1,421,859	1,466,301	(44,442)
	Norwegian Krone	Buy	9/17/14	3,139,583	3,246,244	(106,661)
	Singapore Dollar	Buy	8/20/14	391,182	400,030	(8,848)
	South African Rand	Buy	10/15/14	13,463	31,600	(18,137)
	South Korean Won	Buy	8/20/14	1,846,797	1,844,514	2,283
	Swedish Krona	Sell	9/17/14	1,466,970	1,511,130	44,160
	Swiss Franc	Sell	9/17/14	1,574,610	1,591,163	16,553
Citibank, N.A.
	Australian Dollar	Buy	10/15/14	1,562,913	1,571,489	(8,576)
	Brazilian Real	Sell	10/2/14	70,102	67,178	(2,924)
	Canadian Dollar	Sell	10/15/14	105,925	108,326	2,401
	Chilean Peso	Buy	10/15/14	939,390	949,048	(9,658)
	Chilean Peso	Sell	10/15/14	939,390	966,304	26,914
	Euro	Sell	9/17/14	4,693,892	4,756,300	62,408
	Japanese Yen	Sell	8/20/14	2,843,108	2,824,761	(18,347)
	Mexican Peso	Buy	10/15/14	1,107,819	1,129,451	(21,632)
	New Zealand Dollar	Sell	10/15/14	1,624,488	1,642,333	17,845
	Norwegian Krone	Buy	9/17/14	3,094,302	3,253,368	(159,066)
	Swiss Franc	Sell	9/17/14	1,577,142	1,593,735	16,593
	Thai Baht	Buy	8/20/14	956,298	947,106	9,192
	Thai Baht	Sell	8/20/14	956,298	943,098	(13,200)
Credit Suisse International
	Australian Dollar	Buy	10/15/14	1,628,662	1,612,146	16,516
	Canadian Dollar	Sell	10/15/14	3,088,130	3,145,753	57,623
	Euro	Sell	9/17/14	5,651,848	5,708,596	56,748
	Indian Rupee	Sell	8/20/14	52,635	58,149	5,514
	Japanese Yen	Sell	8/20/14	4,467,834	4,475,814	7,980
	Mexican Peso	Sell	10/15/14	937,398	952,697	15,299
	New Zealand Dollar	Buy	10/15/14	701,102	769,875	(68,773)
	Norwegian Krone	Buy	9/17/14	3,064,141	3,203,194	(139,053)
	Singapore Dollar	Buy	8/20/14	108,457	119,081	(10,624)
	South Korean Won	Buy	8/20/14	26,002	24,935	1,067
	Swedish Krona	Sell	9/17/14	1,509,872	1,541,659	31,787
	Swiss Franc	Sell	9/17/14	1,577,032	1,593,596	16,564
Deutsche Bank AG
	Australian Dollar	Buy	10/15/14	273,170	267,756	5,414
	Czech Koruna	Buy	9/17/14	936,674	961,541	(24,867)
	Czech Koruna	Sell	9/17/14	936,674	957,479	20,805
	Euro	Sell	9/17/14	1,882,699	1,898,265	15,566
	Japanese Yen	Sell	8/20/14	2,993,261	2,996,542	3,281
	New Zealand Dollar	Buy	10/15/14	1,492,045	1,547,496	(55,451)
	Norwegian Krone	Buy	9/17/14	1,505,697	1,573,410	(67,713)
	Norwegian Krone	Sell	9/17/14	1,505,697	1,572,526	66,829
	Polish Zloty	Buy	9/17/14	918,029	936,729	(18,700)
	Swedish Krona	Sell	9/17/14	1,537,149	1,574,515	37,366
	Swiss Franc	Sell	9/17/14	70,337	71,167	830
Goldman Sachs International
	Canadian Dollar	Sell	10/15/14	2,143,409	2,165,346	21,937
	Euro	Sell	9/17/14	3,787,228	3,832,152	44,924
	Japanese Yen	Sell	8/20/14	3,805,589	3,810,168	4,579
	Swedish Krona	Buy	9/17/14	1,580,543	1,582,956	(2,413)
	Swedish Krona	Sell	9/17/14	1,545,527	1,606,376	60,849
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/15/14	160,906	149,835	11,071
	Canadian Dollar	Sell	10/15/14	675,011	690,288	15,277
	Euro	Sell	9/17/14	1,591,281	1,589,841	(1,440)
	Indonesian Rupiah	Buy	8/20/14	1,891,536	1,881,169	10,367
	Indonesian Rupiah	Sell	8/20/14	1,891,536	1,857,958	(33,578)
	Japanese Yen	Sell	8/20/14	2,453,474	2,463,730	10,256
	Swedish Krona	Sell	9/17/14	3,134,708	3,228,459	93,751
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/15/14	1,621,172	1,628,279	(7,107)
	Brazilian Real	Buy	10/2/14	389,959	385,099	4,860
	British Pound	Buy	9/17/14	4,098,740	4,076,897	21,843
	Canadian Dollar	Sell	10/15/14	1,596,936	1,619,567	22,631
	Euro	Sell	9/17/14	3,173,188	3,194,427	21,239
	Hungarian Forint	Sell	9/17/14	887,916	925,882	37,966
	Indian Rupee	Sell	8/20/14	40,495	44,542	4,047
	Japanese Yen	Sell	8/20/14	4,324,810	4,335,462	10,652
	Mexican Peso	Sell	10/15/14	1,005,117	1,020,167	15,050
	New Taiwan Dollar	Sell	8/20/14	1,573,969	1,573,301	(668)
	New Zealand Dollar	Sell	10/15/14	762,852	787,477	24,625
	Norwegian Krone	Buy	9/17/14	2,992,160	3,138,830	(146,670)
	Singapore Dollar	Sell	8/20/14	110,381	109,681	(700)
	South Korean Won	Sell	8/20/14	1,875,374	1,873,013	(2,361)
	Swedish Krona	Sell	9/17/14	2,958,813	3,079,893	121,080
	Swiss Franc	Sell	9/17/14	3,165,732	3,181,211	15,479
	Thai Baht	Buy	8/20/14	4,397	4,351	46
	Thai Baht	Sell	8/20/14	4,397	4,348	(49)
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/15/14	15,905	23,520	7,615
	Brazilian Real	Sell	10/2/14	139,640	143,004	3,364
	British Pound	Buy	9/17/14	3,135,572	3,144,998	(9,426)
	Canadian Dollar	Sell	10/15/14	1,595,746	1,621,192	25,446
	Chilean Peso	Buy	10/15/14	34,587	34,492	95
	Chilean Peso	Sell	10/15/14	34,587	35,620	1,033
	Euro	Sell	9/17/14	457,484	495,766	38,282
	Japanese Yen	Sell	8/20/14	4,874,364	4,878,490	4,126
	New Taiwan Dollar	Buy	8/20/14	16,187	15,246	941
	New Zealand Dollar	Sell	10/15/14	1,570,836	1,596,587	25,751
	Norwegian Krone	Buy	9/17/14	5,096,160	5,284,369	(188,209)
	Singapore Dollar	Sell	8/20/14	423,246	409,335	(13,911)
	Swedish Krona	Sell	9/17/14	2,157,192	2,192,344	35,152
	Swiss Franc	Sell	9/17/14	1,574,610	1,591,106	16,496
UBS AG
	Canadian Dollar	Sell	10/15/14	1,501,539	1,535,487	33,948
	Japanese Yen	Sell	8/20/14	4,139,874	4,174,511	34,637
WestPac Banking Corp.
	British Pound	Buy	9/17/14	1,712,843	1,723,006	(10,163)
	Euro	Sell	9/17/14	4,099,806	4,144,061	44,255
	Japanese Yen	Sell	8/20/14	2,783,776	2,791,181	7,405

Total						$301,788

FUTURES CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	12	$3,783,553	Sep-14	$199,612
Euro-CAC 40 Index (Short)	98	5,570,583	Aug-14	149,927
FTSE 100 Index (Short)	33	3,723,080	Sep-14	62,998
IBEX 35 Index (Long)	102	14,618,218	Aug-14	126,296
S&P 500 Index E-Mini (Long)	870	83,728,800	Sep-14	(1,783,243)
S&P Mid Cap 400 Index E-Mini (Long)	455	62,234,900	Sep-14	(1,260,224)
S&P/TSX 60 Index (Short)	20	3,239,327	Sep-14	(125,767)
SPI 200 Index (Short)	34	4,399,770	Sep-14	(173,921)
Tokyo Price Index (Short)	145	18,219,268	Sep-14	(795,657)
U.S. Treasury Bond 30 yr (Short)	104	14,290,250	Sep-14	(187,041)
U.S. Treasury Bond Ultra 30 yr (Short)	5	754,219	Sep-14	(14,267)
U.S. Treasury Note 5 yr (Long)	95	11,289,414	Sep-14	(73,657)
U.S. Treasury Note 10 yr (Long)	2,105	262,302,734	Sep-14	(677,902)

Total				$(4,552,846)

WRITTEN SWAP OPTIONS OUTSTANDING at 7/31/14 (premiums $2,277,338) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
(2.60)/3 month USD-LIBOR-BBA/Jan-25	Jan-15/2.60	$17,102,800	$126,561
Credit Suisse International
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	3,190,500	7,147
(2.6475)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	3,190,500	7,147
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	6,381,000	10,720
(2.65)/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	6,381,000	11,741
2.6475/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.6475	3,190,500	27,024
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	6,381,000	44,984
2.65/3 month USD-LIBOR-BBA/Aug-24	Aug-14/2.65	6,381,000	46,517
Goldman Sachs International
2.9175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.9175	5,500,000	8,360
2.92/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.92	5,500,000	9,020
2.8175/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.8175	5,500,000	19,470
2.82/3 month USD-LIBOR-BBA/Sep-24	Sep-14/2.82	5,500,000	20,405
JPMorgan Chase Bank N.A.
(2.60)/3 month USD-LIBOR-BBA/Feb-25	Feb-15/2.60	8,551,400	64,563
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	9,893,000	1,721,580

Total			$2,125,239

WRITTEN OPTIONS OUTSTANDING at 7/31/14 (premiums $1,226,554) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/$100.55	$20,000,000	$266,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Call)	Aug-14/101.55	20,000,000	85,400
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/101.00	25,000,000	196,500
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.00	25,000,000	112,250
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/100.91	15,000,000	112,050
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Oct-14/99.91	15,000,000	63,750
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.22	25,000,000	110,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.22	25,000,000	43,250
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	4,000,000	27,040
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	4,000,000	23,360
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	4,000,000	14,560
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	4,000,000	12,280
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	4,000,000	26,440
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	4,000,000	22,760
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	4,000,000	14,000
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	4,000,000	11,760
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.75	4,000,000	25,880
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.56	4,000,000	22,200
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/101.00	4,000,000	13,440
Federal National Mortgage Association 30 yr 3.5s TBA commitments (Put)	Sep-14/100.81	4,000,000	11,200
SPDR S&P 500 ETF Trust (Call)	Aug-14/202.50	363,521	14,275
SPDR S&P 500 ETF Trust (Call)	Aug-14/201.50	152,872	92

Total			$1,228,687

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Citibank, N.A.

(3.60)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.60	$2,667,000	$(26,670)	$(26,670)
(3.20)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.20	2,667,000	25,670	25,124
JPMorgan Chase Bank N.A.

(2.95)/3 month USD-LIBOR-BBA/Sep-24 (Purchased)	Sep-14/2.95	6,381,000	(5,105)	2,106
(3.6275)/3 month USD-LIBOR-BBA/Aug-44 (Purchased)	Aug-14/3.6275	2,667,000	(28,004)	(28,004)
(3.2275)/3 month USD-LIBOR-BBA/Aug-44 (Written)	Aug-14/3.2275	2,667,000	26,537	20,749

Total			$(7,572)	$(6,695)

TBA SALE COMMITMENTS OUTSTANDING at 7/31/14 (proceeds receivable $70,227,833) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 5 1/2s, August 1, 2044	$3,000,000	8/12/14	$3,326,718
Federal National Mortgage Association, 4 1/2s, August 1, 2044	12,000,000	8/12/14	12,919,687
Federal National Mortgage Association, 4s, August 1, 2044	22,000,000	8/12/14	23,129,218
Federal National Mortgage Association, 3 1/2s, August 1, 2044	12,000,000	8/12/14	12,223,126
Federal National Mortgage Association, 3s, August 1, 2044	18,000,000	8/12/14	17,631,562
Federal National Mortgage Association, 3s, July 1, 2044	1,000,000	7/14/14	980,352

Total			$70,210,663

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$184,810,000	$899,054	9/17/16	3 month USD-LIBOR-BBA	1.00%	$259,427
94,315,000	1,403,090	9/17/19	3 month USD-LIBOR-BBA	2.25%	81,926
49,724,000	2,068,893	9/17/24	3 month USD-LIBOR-BBA	3.25%	(230,098)
14,041,000	(1,530,235)	9/17/44	3 month USD-LIBOR-BBA	4.00%	404,068

Total	$2,840,802	$515,323

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$11,660,000	$—	7/19/23	(2.585%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(74,857)
baskets	2,222,968	—	3/15/15	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF3) of common stocks	(7,631,143)
units	57,728	—	3/13/15	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	1,037,283
Barclays Bank PLC
	$383,754	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(462)
	768,473	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(795)
	1,389,630	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,896)
	1,241,078	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,495)
	1,123,133	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,704)
	16,275,103	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(6,664)
	3,529,790	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,357)
	634,826	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,783)
	442,527	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(672)
	313,835	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	1,675
	3,109,055	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,480)
	3,697,754	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,612)
	1,122,859	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(4,923)
	131,123	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(13)
	41,606	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	207
	254,453	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(386)
	2,655,161	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(4,029)
	5,301,874	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,051)
	4,157,553	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(18,228)
	1,312,259	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,735)
	6,865,277	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(13,286)
	4,548,757	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(8,803)
	346,256	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(417)
	9,694	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(19)
	13,074,013	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(19,841)
	335,974	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(405)
	1,090,177	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,314)
	790,189	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(952)
	4,008,935	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,356)
	1,441,580	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,725)
	612,003	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,540
	306,001	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,770
	306,001	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,770
	614,098	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,553
	1,595,051	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	9,227
	614,098	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	3,553
	1,210,579	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	5,818
	767,421	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	3,688
	983,543	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,892
	1,226,192	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	7,094
	11,760,000	—	7/19/23	(2.569%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(62,916)
	1,255,006	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(2,305)
	871,035	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,815)
units	132,855	—	10/29/14	(0.15%)	Barclay's EX-US QMA USD Excess Return Index	(251,978)
units	385,106	—	10/29/14	(0.10%)	Barclay's QMA US Excess Return Index	(579,025)
Citibank, N.A.
	$1,481,137	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,248)
	702,290	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,066)
baskets	519	—	12/19/14	(3 month USD-LIBOR-BBA plus 0.15%)	A basket (CGPUTQL2) of common stocks	(1,709,442)
baskets	139,564	—	6/2/15	3 month USD-LIBOR-BBA minus 0.60%	A basket (CGPUTED1) of common stocks	38,903
baskets	195,893	—	1/30/15	1 month USD-LIBOR plus 0.65%	KKR and Co., LP	(141,255)
baskets	639,867	—	7/27/15	3 month USD-LIBOR-BBA minus 1.60%	A basket (CGPUTS28) of common stocks	1,962,693
shares	70,513	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(42,161)
shares	73,000	—	1/30/15	1 month USD-LIBOR plus 0.50%	Carlyle Group LP	(43,648)
units	11,348	—	12/19/14	3 month USD-LIBOR-BBA minus 0.10%	Russell 1000 Total Return Index	941,273
units	2,648	—	6/2/15	(3 month USD-LIBOR-BBA minus 0.40%)	Russell 2000 Total Return Index	(89,972)
Credit Suisse International
	$885,054	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,343)
	11,560,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(56,644)
	2,314,318	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	11,123
	2,344,950	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(4,307)
	1,954,641	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,590)
	4,840,653	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	23,266
Deutsche Bank AG
	56,678,000	—	1/24/24	(2.545%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	387,394
units	34,175	—	1/26/15	(3 month EUR-EURIBOR-REUTERS plus 12 bp)	iShares EURO STOXX Banks	(1,658,344)
units	509,127	—	6/11/15	(3 month USD-LIBOR-BBA plus 31 bp)	DB Custom Putnam Long PR 2	(1,365,028)
units	509,127	—	6/11/15	3 month USD-LIBOR-BBA minus 45 bp	DB Custom Putnam Short PR 2	745,806
Goldman Sachs International
	$1,057,948	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,262
	816,129	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,059
	2,727,635	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	14,554
	1,472,034	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,321
	1,907,740	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,975)
	1,907,740	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,975)
	1,082,301	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,256)
	406,627	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(848)
	390,810	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(37)
	11,971	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	64
	1,056,293	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,636
	1,482,638	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,090)
	76,922	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(160)
	205,066	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(427)
	27,049	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	135
	1,159,403	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,766
	3,114,781	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(3,224)
	2,885,695	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(2,987)
	1,981,744	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	10,574
	1,510,899	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,367
	11,560,000	—	7/19/23	(2.58%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(68,320)
baskets	1,584,912	—	6/30/15	(3 month USD-LIBOR-BBA plus 35 bp)	A basket (GSCBPUR1) of common stocks	(4,113,945)
JPMorgan Chase Bank N.A.
	$1,376,204	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(563)
baskets	1,582,759	—	6/30/15	(3 month USD-LIBOR-BBA minus 12 bp)	A basket (JPCMPTSH) of common stocks	4,206,619
UBS AG
baskets	1,407,065	—	5/19/15	(3 month USD-LIBOR-BBA plus 1.00%)	A basket (UBSEMBSK) of common stocks	1,355,066
units	192,740	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(3,274,097)
units	149,964	—	5/19/15	3 month USD-LIBOR-BBA minus 0.10%	MSCI Emerging Markets TR Net USD	(2,607,269)

Total		$—	$(13,123,712)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
CMBX NA BBB- Index	BBB-/P	$18,582	$326,000	5/11/63	300 bp	$19,555
CMBX NA BBB- Index	BBB-/P	19,446	315,000	5/11/63	300 bp	20,386
CMBX NA BBB- Index	BBB-/P	9,522	158,000	5/11/63	300 bp	9,993
CMBX NA BBB- Index	BBB-/P	4,785	70,000	5/11/63	300 bp	4,994
Barclays Bank PLC
CMBX NA BBB- Index	BBB-/P	31,595	285,000	5/11/63	300 bp	32,445
Credit Suisse International
CMBX NA BBB- Index	BBB-/P	24,458	596,000	5/11/63	300 bp	26,236
CMBX NA BBB- Index	BBB-/P	36,250	473,000	5/11/63	300 bp	37,661
CMBX NA BBB- Index	BBB-/P	23,820	327,000	5/11/63	300 bp	24,796
CMBX NA BBB- Index	BBB-/P	24,736	310,000	5/11/63	300 bp	25,660
CMBX NA BBB- Index	BBB-/P	24,002	310,000	5/11/63	300 bp	24,927
CMBX NA BBB- Index	BBB-/P	20,393	310,000	5/11/63	300 bp	21,318
CMBX NA BBB- Index	BBB-/P	3,483	300,000	5/11/63	300 bp	4,378
CMBX NA BBB- Index	BBB-/P	33,557	297,000	5/11/63	300 bp	34,443
CMBX NA BBB- Index	BBB-/P	4,548	296,000	5/11/63	300 bp	5,431
CMBX NA BBB- Index	BBB-/P	5,180	294,000	5/11/63	300 bp	6,057
CMBX NA BBB- Index	BBB-/P	8,915	293,000	5/11/63	300 bp	9,789
CMBX NA BBB- Index	BBB-/P	19,183	241,000	5/11/63	300 bp	19,902
CMBX NA BBB- Index	BBB-/P	822	106,000	5/11/63	300 bp	1,138
CMBX NA BB Index	—	(2,356)	451,000	5/11/63	(500 bp)	(2,614)
CMBX NA BB Index	—	(5,274)	302,000	5/11/63	(500 bp)	(5,447)
CMBX NA BB Index	—	3,310	214,000	5/11/63	(500 bp)	3,187
CMBX NA BB Index	—	5,493	208,000	5/11/63	(500 bp)	5,374
CMBX NA BB Index	—	(1,152)	150,000	5/11/63	(500 bp)	(1,238)
CMBX NA BB Index	—	(1,437)	150,000	5/11/63	(500 bp)	(1,523)
CMBX NA BB Index	—	(1,368)	150,000	5/11/63	(500 bp)	(1,454)
CMBX NA BB Index	—	2,140	107,000	5/11/63	(500 bp)	2,078
CMBX NA BB Index	—	1,034	100,000	5/11/63	(500 bp)	977
CMBX NA BB Index	—	(5,819)	300,000	5/11/63	(500 bp)	(5,990)
CMBX NA BBB- Index	BBB-/P	21,383	874,000	5/11/63	300 bp	23,990
CMBX NA BBB- Index	BBB-/P	(8,822)	585,000	5/11/63	300 bp	(7,075)
CMBX NA BBB- Index	BBB-/P	(7,209)	585,000	5/11/63	300 bp	(5,463)
CMBX NA BBB- Index	BBB-/P	(10,745)	555,000	5/11/63	300 bp	(9,089)
CMBX NA BBB- Index	BBB-/P	11,967	277,000	5/11/63	300 bp	12,793
CMBX NA BBB- Index	BBB-/P	5,210	276,000	5/11/63	300 bp	6,034
CMBX NA BBB- Index	BBB-/P	5,977	276,000	5/11/63	300 bp	6,800
CMBX NA BBB- Index	BBB-/P	(4,968)	275,000	5/11/63	300 bp	(4,148)
CMBX NA BBB- Index	BBB-/P	190	274,000	5/11/63	300 bp	1,008
CMBX NA BBB- Index	BBB-/P	949	274,000	5/11/63	300 bp	1,766
CMBX NA BBB- Index	BBB-/P	6,520	274,000	5/11/63	300 bp	7,337
CMBX NA BBB- Index	BBB-/P	(880)	260,000	5/11/63	300 bp	(256)
CMBX NA BBB- Index	BBB-/P	10,625	222,000	5/11/63	300 bp	11,287
CMBX NA BBB- Index	BBB-/P	(1,230)	129,000	5/11/63	300 bp	(921)
CMBX NA BBB- Index	—	(16,327)	289,000	1/17/47	(300 bp)	(12,103)
CMBX NA BBB- Index	—	(13,376)	285,000	1/17/47	(300 bp)	(9,210)
Goldman Sachs International
CMBX NA BB Index	—	(1,441)	150,000	5/11/63	(500 bp)	(1,526)
CMBX NA BB Index	—	2,419	107,000	5/11/63	(500 bp)	2,358
CMBX NA BBB- Index	BBB-/P	(4,582)	275,000	5/11/63	300 bp	(3,762)
CMBX NA BBB- Index	BBB-/P	(1,407)	129,000	5/11/63	300 bp	(1,098)

Total		$302,101	$341,181

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/14 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 22 Index	B+/P	$(4,675,997)	$65,176,650	6/20/19	500 bp	$117,963
	NA HY Series 22 Index	B+/P	(5,867,494)	68,047,650	6/20/19	500 bp	(1,117,541)
	NA HY Series 22 Index	B+/P	(1,931,750)	26,838,900	6/20/19	500 bp	42,340
	NA HY Series 22 Index	B+/P	(2,789,207)	38,337,750	6/20/19	500 bp	30,662

	Total		$(15,264,448)	$(926,576)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2014. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2013 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,059,537,928.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $1,136,708,887, resulting in gross unrealized appreciation and depreciation of $84,251,627 and $9,212,829, respectively, or net unrealized appreciation of $75,038,798.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$—	$40,445,215	$21,939,044	$3,381	$18,506,171
	Putnam Short Term Investment Fund *	131,328,141	329,159,381	262,917,612	84,493	197,569,910
	Totals	$131,328,141	$369,604,596	$284,856,656	$87,874	$216,076,081

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $581,842,997 to cover certain derivatives contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount, have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements, that govern OTC derivative and foreign exchange contracts, and Master Securities Forward Transaction Agreements, that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $16,354,484 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $15,147,406 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$12,338,079	$—	$—
Capital goods	12,131,926	—	—
Communication services	7,955,580	—	—
Conglomerates	7,124,339	16,127,507	—
Consumer cyclicals	59,300,593	—	—
Consumer staples	37,576,287	11,393,796	—
Energy	33,656,627	—	—
Financials	59,586,235	—	—
Health care	43,587,924	—	—
Technology	49,176,229	—	—
Transportation	15,497,892	—	—
Utilities and power	11,495,144	—	—
Total common stocks	349,426,855	27,521,303	—
Commodity linked notes	$—	$28,487,589	$—
Corporate bonds and notes	—	86,615,165	—
Foreign government and agency bonds and notes		7,253,332
Mortgage-backed securities	—	186,173,717	—
Purchased options outstanding	—	9,085,714	—
Purchased swap options outstanding	—	185,258	—
Senior loans	—	53,797,735	—
U.S. government and agency mortgage obligations	—	152,522,070	—
Short-term investments	220,386,081	90,292,866	—

Totals by level	$569,812,936	$641,934,749	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$301,788	$—
Futures contracts	(4,552,846)	—	—
Written options outstanding	—	(1,228,687)	—
Written swap options outstanding	—	(2,125,239)	—
Forward premium swap option contracts	—	(6,695)	—
TBA sale commitments	—	(70,210,663)	—
Interest rate swap contracts	—	(2,325,479)	—
Total return swap contracts	—	(13,123,712)	—
Credit default contracts	—	14,376,952	—

Totals by level	$(4,552,846)	$(74,341,735)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$14,378,319	$1,367
Foreign exchange contracts	1,614,550	1,312,762
Equity contracts	18,351,830	27,660,486
Interest rate contracts	4,254,208	9,037,238

Total	$38,598,907	$38,011,853

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$1,900,000
Purchased TBA commitment option contracts (contract amount)		$83,600,000
Purchased swap option contracts (contract amount)		$56,400,000
Written equity option contracts (contract amount)		$1,500,000
Written TBA commitment option contracts (contract amount)		$140,400,000
Written swap option contracts (contract amount)		$51,600,000
Futures contracts (number of contracts)		3,000
Forward currency contracts (contract amount)		$381,100,000
OTC interest rate swap contracts (notional)		$1,700,000
Centrally cleared interest rate swap contracts (notional)		$383,700,000
OTC total return swap contracts (notional)		$1,526,400,000
OTC credit default contracts (notional)		$9,900,000
Centrally cleared credit defult contracts (notional)		$151,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	55,849	—	—	—	—	—	—	—	—	—	—	55,849
	OTC Total return swap contracts*#	1,037,283	46,787	—	2,942,869	34,389	1,133,200	57,738	—	4,206,619	—	—	1,355,066	—	10,813,951
	OTC Credit default contracts*#	2,593	850	—	—	35,875	—	1,129	—	—	—	—	—	—	40,447
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	40,719	228,214	—	135,353	209,098	150,091	132,289	140,722	299,518	—	158,301	68,585	51,660	1,614,550
	Forward premium swap option contracts#	—	—	—	25,124	—	—	—	—	22,855	—	—	—	—	47,979
	Purchased swap options#	—	—	—	—	104,903	—	80,355	—	—	—	—	—	—	185,258
	Purchased options#	—	—	—	—	—	2,542,344	—	—	6,543,370	—	—	—	—	9,085,714

	Total Assets	$1,080,595	$275,851	$55,849	$3,103,346	$384,265	$3,825,635	$271,511	$140,722	$11,072,362	$—	$158,301	$1,423,651	$51,660	$21,843,748

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	47,742	—	—	—		—	—	—	—	—	—	47,742
	OTC Total return swap contracts*#	7,706,000	1,031,442	—	2,029,792	65,884	3,023,372	4,199,244	—	563	—	—	5,881,366	—	23,937,663
	OTC Credit default contracts*#	—	—	—	—	1,221	—	146	—	—	—	—	—	—	1,367
	Centrally cleared credit default contracts§	—	—	1,757,565	—	—	—	—	—	—	—	—	—	—	1,757,565
	Futures contracts§	—	—	—	—	—	—	—	—	—	3,310,547	—	—	—	3,310,547
	Forward currency contracts#	17,792	259,691	—	233,403	218,450	166,731	2,413	35,018	157,555	—	211,546	—	10,163	1,312,762
	Forward premium swap option contracts#	—	—	—	26,670	—	—	—	—	28,004	—	—	—	—	54,674
	Written swap options#	126,561	—	—	—	155,280	—	57,255	—	1,786,143	—	—	—	—	2,125,239
	Written options#	14,367	—	—	—	—	—	—	—	1,214,320	—	—	—	—	1,228,687

	Total Liabilities	$7,864,720	$1,291,133	$1,805,307	$2,289,865	$440,835	$3,190,103	$4,259,058	$35,018	$3,186,585	$3,310,547	$211,546	$5,881,366	$10,163	$33,776,246

	Total Financial and Derivative Net Assets	$(6,784,125)	$(1,015,282)	$(1,749,458)	$813,481	$(56,570)	$635,532	$(3,987,547)	$105,704	$7,885,777	$(3,310,547)	$(53,245)	$(4,457,715)	$41,497	$(11,932,498)
	Total collateral received (pledged)##†	$(6,784,125)	$(697,966)	$—	$(881,990)	$(56,570)	$540,000	$(1,518,000)	$—	$3,770,000	$—	$—	$(4,457,715)	$—
	Net amount	$—	$(317,316)	$(1,749,458)	$1,695,471	$—	$95,532	$(2,469,547)	$105,704	$4,115,777	$(3,310,547)	$(53,245)	$—	$41,497

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014